Risk Management - Schedule of Risk Weighted Assets Explanatory (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk management [abstract]
Basic capital	$ 3,324,531	$ 3,189,876
Effective equity	$ 3,415,845	$ 3,249,572
Basic capital	10.46%	10.46%
Effective equity	14.62%	14.67%